UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2023

Date of reporting period:	2/28/2023

Item 1 – Reports to Stockholders

PGIM JENNISON BLEND FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2023

 To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Blend Fund informative and useful. The report covers performance for the six-month period ended February 28, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Blend Fund

April 14, 2023

PGIM Jennison Blend Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 2/28/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	1.99	-16.75	5.72	9.06	—

Class C	1.42	-13.73	5.86	8.74	—

Class Z	2.13	-11.66	7.23	9.99	—

Class R6	2.13	-11.66	7.23	N/A	8.31 (10/26/2017)

Russell 3000® Index

	1.51	-8.07	9.42	11.87	—

S&P 500 Index

	1.26	-7.68	9.82	12.24	—

Average Annual Total Returns as of 2/28/23 Since Inception (%)

Class R6 (10/26/2017)

Russell 3000® Index	9.91

S&P 500 Index	10.40

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None

Benchmark Definitions

Russell 3000 Index—The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US companies representing approximately 96% of the investable US equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Blend Fund    5

Your Fund’s Performance   (continued)

Presentation of Fund Holdings as of 2/28/23

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	3.4%

Microsoft Corp.	Software	3.0%

ConocoPhillips	Oil, Gas & Consumable Fuels	2.6%

Eli Lilly & Co.	Pharmaceuticals	1.8%

Amazon.com, Inc.	Internet & Direct Marketing Retail	1.7%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.5%

AstraZeneca plc (United Kingdom), ADR	Pharmaceuticals	1.5%

Tesla, Inc.	Automobiles	1.5%

MercadoLibre, Inc. (Brazil)	Internet & Direct Marketing Retail	1.2%

Schlumberger Ltd.	Energy Equipment & Services	1.2%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Blend Fund    7

Fees and Expenses   (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Blend Fund		Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$ 1,000.00	$ 1,019.90	0.97%	$ 4.86

	Hypothetical	$ 1,000.00	$ 1,019.98	0.97%	$ 4.86

Class C	Actual	$ 1,000.00	$ 1,014.20	2.05%	$10.24

	Hypothetical	$ 1,000.00	$ 1,014.63	2.05%	$10.24

Class Z	Actual	$ 1,000.00	$ 1,021.30	0.67%	$ 3.36

	Hypothetical	$ 1,000.00	$ 1,021.47	0.67%	$ 3.36

Class R6	Actual	$ 1,000.00	$ 1,021.30	0.67%	$ 3.36

	Hypothetical	$ 1,000.00	$ 1,021.47	0.67%	$ 3.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of February 28, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS 97.7%

Aerospace & Defense 2.0%

Airbus SE (France)	44,232	$5,793,090
Hexcel Corp.(a)	14,022	1,022,905
Northrop Grumman Corp.	4,850	2,250,933
Parsons Corp.*	18,707	842,376
Raytheon Technologies Corp.	65,160	6,391,544
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	42,776	1,462,084

		17,762,932

Air Freight & Logistics 0.1%

Air Transport Services Group, Inc.*	53,135	1,112,116

Airlines 0.2%

Sun Country Airlines Holdings, Inc.*	84,686	1,697,954

Auto Components 0.6%

American Axle & Manufacturing Holdings, Inc.*	72,114	634,603
Aptiv PLC*	32,746	3,807,705
Modine Manufacturing Co.*	37,091	905,391

		5,347,699

Automobiles 1.9%

General Motors Co.	105,477	4,086,179
Tesla, Inc.*	62,295	12,814,704

		16,900,883

Banks 6.1%

Bank of America Corp.	192,301	6,595,924
Berkshire Hills Bancorp, Inc.	30,346	881,855
Brookline Bancorp, Inc.	181,109	2,347,173
CVB Financial Corp.	55,919	1,338,142
Eastern Bankshares, Inc.	82,623	1,295,529
Enterprise Financial Services Corp.	37,964	2,067,519
First Bancorp	66,924	2,776,677
First BanCorp. (Puerto Rico)	128,265	1,861,125
First Financial Bancorp	61,711	1,520,559
First Foundation, Inc.	118,577	1,786,955
Fulton Financial Corp.	31,359	539,375
Hancock Whitney Corp.	28,048	1,377,718
Hilltop Holdings, Inc.	22,989	762,545
JPMorgan Chase & Co.	71,124	10,195,625

See Notes to Financial Statements.

PGIM Jennison Blend Fund    9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

OceanFirst Financial Corp.	31,019	$735,771
OFG Bancorp (Puerto Rico)	37,700	1,146,834
Pinnacle Financial Partners, Inc.	32,690	2,422,002
PNC Financial Services Group, Inc. (The)	36,510	5,765,659
Truist Financial Corp.	94,188	4,422,126
UMB Financial Corp.	9,824	890,644
United Bankshares, Inc.	21,319	869,176
Valley National Bancorp	79,532	920,980
Wintrust Financial Corp.	18,453	1,700,075

		54,219,988

Beverages 0.6%

PepsiCo, Inc.	27,934	4,847,387

Biotechnology 3.5%

AbbVie, Inc.(a)	42,449	6,532,901
Amgen, Inc.	13,784	3,193,202
Apellis Pharmaceuticals, Inc.*	54,588	3,574,422
Arcutis Biotherapeutics, Inc.*	60,991	986,834
Avid Bioservices, Inc.*(a)	140,853	2,318,440
Bridgebio Pharma, Inc.*	95,258	1,087,846
Celldex Therapeutics, Inc.*	33,014	1,412,669
Editas Medicine, Inc.*(a)	88,283	798,078
Halozyme Therapeutics, Inc.*	15,848	760,546
ImmunoGen, Inc.*	265,211	1,029,019
REGENXBIO, Inc.*	39,370	875,983
Syndax Pharmaceuticals, Inc.*	70,795	1,794,653
Vaxcyte, Inc.*	31,583	1,293,956
Vertex Pharmaceuticals, Inc.*	14,960	4,342,738
Vir Biotechnology, Inc.*	30,917	704,908

		30,706,195

Building Products 1.2%

Armstrong World Industries, Inc.	11,692	921,914
Hayward Holdings, Inc.*	19,512	240,193
Johnson Controls International PLC	101,770	6,383,014
UFP Industries, Inc.	20,799	1,778,939
Zurn Elkay Water Solutions Corp.	47,319	1,088,337

		10,412,397

Capital Markets 2.6%

Blackstone, Inc.	33,171	3,011,927

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Bridge Investment Group Holdings, Inc. (Class A Stock)	124,140	$1,687,063
Brightsphere Investment Group, Inc.	62,963	1,578,482
Goldman Sachs Group, Inc. (The)	26,787	9,419,649
Hamilton Lane, Inc. (Class A Stock)	16,123	1,254,369
Houlihan Lokey, Inc.	15,896	1,521,247
Lazard Ltd. (Class A Stock)	45,205	1,688,859
Moody’s Corp.	4,191	1,216,019
Open Lending Corp. (Class A Stock)*	165,718	1,173,283

		22,550,898

Chemicals 1.4%

Avient Corp.	59,183	2,582,154
Linde PLC (United Kingdom)	25,845	9,003,623
Livent Corp.*	26,978	632,634

		12,218,411

Commercial Services & Supplies 0.4%

ACV Auctions, Inc. (Class A Stock)*	149,473	1,829,549
Casella Waste Systems, Inc. (Class A Stock)*	24,462	1,903,633

		3,733,182

Communications Equipment 0.6%

Cisco Systems, Inc.(a)	81,145	3,929,041
Harmonic, Inc.*	49,713	655,714
NetScout Systems, Inc.*	24,834	706,279

		5,291,034

Construction & Engineering 0.4%

Great Lakes Dredge & Dock Corp.*	335,880	1,926,272
WillScot Mobile Mini Holdings Corp.*	31,162	1,601,727

		3,527,999

Construction Materials 0.4%

Summit Materials, Inc. (Class A Stock)*	121,316	3,583,675

Consumer Finance 0.1%

Nelnet, Inc. (Class A Stock)	9,968	935,696

Containers & Packaging 0.2%

O-I Glass, Inc.*	60,694	1,348,621

See Notes to Financial Statements.

PGIM Jennison Blend Fund    11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.2%

Iridium Communications, Inc.*	30,333	$1,861,536

Electric Utilities 0.6%

NextEra Energy, Inc.	57,238	4,065,615
PNM Resources, Inc.	20,618	1,010,282

		5,075,897

Electrical Equipment 0.3%

Atkore, Inc.*	6,226	909,120
Bloom Energy Corp. (Class A Stock)*	31,408	681,240
Encore Wire Corp.	5,076	979,719

		2,570,079

Electronic Equipment, Instruments & Components 0.6%

Belden, Inc.	12,034	1,015,429
Littelfuse, Inc.	9,371	2,424,559
Sanmina Corp.*	26,633	1,610,231

		5,050,219

Energy Equipment & Services 2.1%

Cactus, Inc. (Class A Stock)	59,933	2,753,921
Liberty Energy, Inc.	51,403	783,896
Patterson-UTI Energy, Inc.	212,247	2,907,784
RPC, Inc.(a)	150,577	1,320,560
Schlumberger Ltd.	194,409	10,344,503

		18,110,664

Entertainment 0.5%

Netflix, Inc.*	13,434	4,327,494

Equity Real Estate Investment Trusts (REITs) 2.3%

American Assets Trust, Inc.	52,138	1,315,442
American Tower Corp.	16,795	3,325,578
Apple Hospitality REIT, Inc.	69,441	1,146,471
Corporate Office Properties Trust	27,132	689,967
Cousins Properties, Inc.	20,541	503,049
Independence Realty Trust, Inc.	174,789	3,161,933
LTC Properties, Inc.	41,604	1,490,255
National Storage Affiliates Trust	53,652	2,269,480
Piedmont Office Realty Trust, Inc. (Class A Stock)	86,444	790,963
PotlatchDeltic Corp.	31,745	1,465,349

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Retail Opportunity Investments Corp.	63,006	$896,575
Summit Hotel Properties, Inc.	266,805	1,974,357
UMH Properties, Inc.	89,006	1,513,992

		20,543,411

Food & Staples Retailing 2.0%

Costco Wholesale Corp.	15,398	7,455,403
Performance Food Group Co.*	63,096	3,570,603
Walmart, Inc.	47,182	6,705,978

		17,731,984

Food Products 1.1%

Adecoagro SA (Brazil)	261,457	2,123,031
Freshpet, Inc.*(a)	17,052	1,060,293
Mondelez International, Inc. (Class A Stock)	72,941	4,754,294
Utz Brands, Inc.	131,589	2,158,060

		10,095,678

Gas Utilities 0.2%

New Jersey Resources Corp.	35,992	1,836,672

Health Care Equipment & Supplies 2.1%

Abbott Laboratories	26,153	2,660,283
Haemonetics Corp.*	9,086	706,618
Inari Medical, Inc.*	21,768	1,224,668
Inspire Medical Systems, Inc.*	10,687	2,777,872
Integra LifeSciences Holdings Corp.*	24,815	1,380,210
Intuitive Surgical, Inc.*	18,674	4,283,629
Lantheus Holdings, Inc.*	7,825	578,737
Merit Medical Systems, Inc.*	10,030	707,917
Outset Medical, Inc.*(a)	66,025	1,506,030
Shockwave Medical, Inc.*	4,360	829,447
Silk Road Medical, Inc.*	33,721	1,786,876

		18,442,287

Health Care Providers & Services 1.9%

Acadia Healthcare Co., Inc.*	48,855	3,542,476
Cigna Group (The)	11,520	3,364,992
Option Care Health, Inc.*	42,577	1,305,837

See Notes to Financial Statements.

PGIM Jennison Blend Fund    13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

Progyny, Inc.*	66,122	$2,483,542
UnitedHealth Group, Inc.	12,037	5,728,890

		16,425,737

Health Care Technology 0.4%

American Well Corp. (Class A Stock)*(a)	250,956	700,167
Definitive Healthcare Corp.*	68,965	787,580
Phreesia, Inc.*	58,107	2,138,338

		3,626,085

Hotels, Restaurants & Leisure 3.0%

Airbnb, Inc. (Class A Stock)*	27,452	3,384,282
Bloomin’ Brands, Inc.	71,248	1,859,573
Chipotle Mexican Grill, Inc.*	678	1,010,952
Denny’s Corp.*	112,766	1,315,979
Everi Holdings, Inc.*	67,048	1,273,241
Hilton Grand Vacations, Inc.*	22,244	1,061,929
International Game Technology PLC	26,701	709,179
Marriott International, Inc. (Class A Stock)	32,316	5,469,160
McDonald’s Corp.	24,770	6,537,051
Rush Street Interactive, Inc.*	213,794	895,797
Sweetgreen, Inc. (Class A Stock)*	66,494	579,828
Wingstop, Inc.(a)	13,775	2,346,571

		26,443,542

Household Durables 0.8%

Century Communities, Inc.	29,080	1,739,275
Ethan Allen Interiors, Inc.	44,082	1,302,623
Green Brick Partners, Inc.*	33,437	1,043,234
Taylor Morrison Home Corp.*	37,379	1,339,290
Tri Pointe Homes, Inc.*	55,920	1,333,133

		6,757,555

Household Products 0.7%

Procter & Gamble Co. (The)	46,930	6,455,691

Independent Power & Renewable Electricity Producers 0.3%

NextEra Energy Partners LP	43,825	2,903,844

Insurance 3.0%

American Equity Investment Life Holding Co.	20,508	854,158

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Axis Capital Holdings Ltd.	54,994	$3,339,236
Chubb Ltd.(a)	41,135	8,680,308
CNO Financial Group, Inc.	55,495	1,421,782
Marsh & McLennan Cos., Inc.	34,573	5,605,666
MetLife, Inc.	75,965	5,448,969
RLI Corp.	9,304	1,283,115

		26,633,234

Interactive Media & Services 2.6%

Alphabet, Inc. (Class A Stock)*	97,255	8,758,785
Alphabet, Inc. (Class C Stock)*	71,195	6,428,909
Meta Platforms, Inc. (Class A Stock)*	46,426	8,121,764

		23,309,458

Internet & Direct Marketing Retail 2.9%

Amazon.com, Inc.*	163,240	15,382,105
MercadoLibre, Inc. (Brazil)*	8,626	10,523,720

		25,905,825

IT Services 3.6%

Adyen NV (Netherlands), 144A*	2,258	3,200,557
CSG Systems International, Inc.	11,792	662,710
EVERTEC, Inc. (Puerto Rico)	25,887	952,900
ExlService Holdings, Inc.*	4,942	813,008
Grid Dynamics Holdings, Inc.*	176,109	2,051,670
Mastercard, Inc. (Class A Stock)	21,186	7,527,174
Shift4 Payments, Inc. (Class A Stock)*	47,750	3,079,875
Snowflake, Inc. (Class A Stock)*	25,296	3,905,197
Visa, Inc. (Class A Stock)(a)	45,073	9,913,356

		32,106,447

Leisure Products 0.3%

Brunswick Corp.	34,874	3,048,685

Life Sciences Tools & Services 2.0%

Adaptive Biotechnologies Corp.*	177,595	1,518,437
Azenta, Inc.*	14,536	637,985
BioLife Solutions, Inc.*	61,646	1,433,886
Danaher Corp.	38,936	9,637,828
Olink Holding AB (Sweden), ADR*(a)	54,617	1,280,223

See Notes to Financial Statements.

PGIM Jennison Blend Fund    15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

Pacific Biosciences of California, Inc.*	74,282	$674,481
Thermo Fisher Scientific, Inc.	4,378	2,371,825

		17,554,665

Machinery 2.9%

Deere & Co.(a)	9,450	3,961,818
Enerpac Tool Group Corp.	108,941	2,933,781
Fortive Corp.	66,970	4,464,220
Mueller Industries, Inc.	16,412	1,213,996
Otis Worldwide Corp.	58,440	4,945,193
Parker-Hannifin Corp.	8,583	3,019,928
Terex Corp.	13,525	800,815
Trinity Industries, Inc.	157,423	4,393,676

		25,733,427

Marine 0.3%

Kirby Corp.*	36,633	2,656,991

Media 0.3%

Gray Television, Inc.	84,523	988,919
Trade Desk, Inc. (The) (Class A Stock)*	24,315	1,360,668

		2,349,587

Metals & Mining 0.6%

B2Gold Corp. (Canada)	203,482	689,804
Commercial Metals Co.	22,970	1,188,698
Constellium SE*	108,172	1,729,670
ERO Copper Corp. (Brazil)*	47,321	740,574
SunCoke Energy, Inc.	60,067	571,237

		4,919,983

Mortgage Real Estate Investment Trusts (REITs) 0.6%

Apollo Commercial Real Estate Finance, Inc.	110,732	1,272,311
Dynex Capital, Inc.	59,916	792,689
Ladder Capital Corp.	257,604	2,910,925

		4,975,925

Multi-Utilities 0.8%

Ameren Corp.	16,135	1,334,526

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)

Black Hills Corp.	22,607	$1,388,296
NiSource, Inc.	170,091	4,665,596

		7,388,418

Oil, Gas & Consumable Fuels 4.0%

Chord Energy Corp.	28,694	3,862,786
ConocoPhillips	221,091	22,849,755
Dorian LPG Ltd.	30,232	663,593
Golar LNG Ltd. (Cameroon)*	45,699	1,043,308
Matador Resources Co.	13,932	749,402
Murphy Oil Corp.	25,691	1,002,463
PDC Energy, Inc.	65,478	4,394,229
SFL Corp. Ltd. (Norway)	72,426	747,436

		35,312,972

Personal Products 1.3%

elf Beauty, Inc.*	75,752	5,662,462
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,633	1,612,151
L’Oreal SA (France)	10,252	4,052,338

		11,326,951

Pharmaceuticals 5.8%

AstraZeneca PLC (United Kingdom), ADR	198,692	12,950,745
Bristol-Myers Squibb Co.	135,001	9,309,669
Eli Lilly & Co.	50,848	15,824,914
Intra-Cellular Therapies, Inc.*	14,865	728,831
Novo Nordisk A/S (Denmark), ADR	37,828	5,333,370
Pliant Therapeutics, Inc.*	38,481	1,226,005
Prestige Consumer Healthcare, Inc.*	42,437	2,556,829
Revance Therapeutics, Inc.*	78,987	2,740,849
SIGA Technologies, Inc.	76,306	522,696

		51,193,908

Professional Services 0.9%

ASGN, Inc.*	24,079	2,138,215
CBIZ, Inc.*	20,376	1,020,634
HireRight Holdings Corp.*	78,262	862,448
Huron Consulting Group, Inc.*	43,032	3,020,416
Kforce, Inc.	15,331	958,034

		7,999,747

See Notes to Financial Statements.

PGIM Jennison Blend Fund    17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Real Estate Management & Development 0.2%

DigitalBridge Group, Inc.	82,916	$1,017,379
Redfin Corp.*(a)	118,432	877,581

		1,894,960

Road & Rail 1.5%

Marten Transport Ltd.	49,002	1,081,474
Saia, Inc.*(a)	8,323	2,254,451
Uber Technologies, Inc.*(a)	175,617	5,841,021
Union Pacific Corp.	20,502	4,249,655

		13,426,601

Semiconductors & Semiconductor Equipment 5.7%

Advanced Micro Devices, Inc.*(a)	81,669	6,417,550
Amkor Technology, Inc.	49,949	1,286,686
Broadcom, Inc.(a)	9,936	5,904,865
Lam Research Corp.(a)	9,575	4,653,546
MACOM Technology Solutions Holdings, Inc.*(a)	36,831	2,524,397
MaxLinear, Inc.*	46,461	1,589,431
NVIDIA Corp.	58,689	13,625,238
NXP Semiconductors NV (China)	25,384	4,530,536
QUALCOMM, Inc.	37,291	4,606,557
Rambus, Inc.*	16,133	713,563
Tower Semiconductor Ltd. (Israel)*	73,764	2,991,868
Universal Display Corp.	7,819	1,062,211

		49,906,448

Software 8.0%

8x8, Inc.*(a)	176,924	941,236
ACI Worldwide, Inc.*	32,276	834,335
Adobe, Inc.*	21,792	7,059,518
Atlassian Corp. (Class A Stock)*(a)	19,414	3,190,303
Cadence Design Systems, Inc.*	13,991	2,699,424
Clear Secure, Inc. (Class A Stock)(a)	67,204	2,065,851
Crowdstrike Holdings, Inc. (Class A Stock)*	15,203	1,834,850
Descartes Systems Group, Inc. (The) (Canada)*	31,330	2,308,394
Intapp, Inc.*	48,080	1,903,006
Microsoft Corp.	105,693	26,361,948
PagerDuty, Inc.*	62,218	1,857,829
Paycor HCM, Inc.*(a)	74,932	1,856,066
Q2 Holdings, Inc.*	60,160	1,941,965
Salesforce, Inc.*	59,396	9,717,780
Sprout Social, Inc. (Class A Stock)*	44,360	2,705,073

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Varonis Systems, Inc.*	66,631	$1,804,367
Zuora, Inc. (Class A Stock)*	144,322	1,222,407

		70,304,352

Specialty Retail 1.2%

Boot Barn Holdings, Inc.*(a)	13,905	1,076,942
Buckle, Inc. (The)	18,037	735,729
Foot Locker, Inc.(a)	33,385	1,459,592
Home Depot, Inc. (The)	11,794	3,497,393
Lowe’s Cos., Inc.	14,223	2,926,382
National Vision Holdings, Inc.*(a)	33,835	1,264,076

		10,960,114

Technology Hardware, Storage & Peripherals 3.5%

Apple, Inc.	201,861	29,756,330
Super Micro Computer, Inc.*	9,411	921,996

		30,678,326

Textiles, Apparel & Luxury Goods 2.4%

Crocs, Inc.*	4,702	572,281
Kontoor Brands, Inc.	66,775	3,482,316
Lululemon Athletica, Inc.*	13,373	4,134,932
LVMH Moet Hennessy Louis Vuitton SE (France)	11,898	9,891,131
NIKE, Inc. (Class B Stock)	18,235	2,166,136
On Holding AG (Switzerland) (Class A Stock)*	32,198	704,170

		20,950,966

Thrifts & Mortgage Finance 0.3%

NMI Holdings, Inc. (Class A Stock)*	50,142	1,170,314
WSFS Financial Corp.	37,102	1,851,761

		3,022,075

Trading Companies & Distributors 0.6%

Core & Main, Inc. (Class A Stock)*(a)	61,376	1,430,675
GMS, Inc.*	15,757	956,607
Herc Holdings, Inc.	8,719	1,251,961
Rush Enterprises, Inc. (Class A Stock)	28,678	1,625,469

		5,264,712

See Notes to Financial Statements.

PGIM Jennison Blend Fund    19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 1.0%

T-Mobile US, Inc.*	60,856	$8,652,506

TOTAL COMMON STOCKS (cost $622,402,901)		861,932,725

PREFERRED STOCK 0.2%

Automobiles

Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)* (cost $1,319,635)	16,378	1,973,783

TOTAL LONG-TERM INVESTMENTS (cost $623,722,536)		863,906,508

SHORT-TERM INVESTMENTS 8.6%

AFFILIATED MUTUAL FUND 7.0%
PGIM Institutional Money Market Fund (cost $61,682,548; includes $ 61,389,026 of cash collateral for securities on loan)(b)(we)	61,765,428	61,746,898

UNAFFILIATED FUND 1.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $13,994,070)	13,994,070	13,994,070

TOTAL SHORT-TERM INVESTMENTS (cost $75,676,618)		75,740,968

TOTAL INVESTMENTS 106.5% (cost $699,399,154)		939,647,476
Liabilities in excess of other assets (6.5)%		(57,381,256)

NET ASSETS 100.0%		$882,266,220

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.

See Notes to Financial Statements.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,141,643; cash collateral of $61,389,026 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$11,969,842	$5,793,090	$—
Air Freight & Logistics	1,112,116	—	—
Airlines	1,697,954	—	—
Auto Components	5,347,699	—	—
Automobiles	16,900,883	—	—
Banks	54,219,988	—	—
Beverages	4,847,387	—	—
Biotechnology	30,706,195	—	—
Building Products	10,412,397	—	—
Capital Markets	22,550,898	—	—
Chemicals	12,218,411	—	—
Commercial Services & Supplies	3,733,182	—	—
Communications Equipment	5,291,034	—	—
Construction & Engineering	3,527,999	—	—
Construction Materials	3,583,675	—	—
Consumer Finance	935,696	—	—
Containers & Packaging	1,348,621	—	—
Diversified Telecommunication Services	1,861,536	—	—
Electric Utilities	5,075,897	—	—
Electrical Equipment	2,570,079	—	—
Electronic Equipment, Instruments & Components	5,050,219	—	—
Energy Equipment & Services	18,110,664	—	—
Entertainment	4,327,494	—	—
Equity Real Estate Investment Trusts (REITs)	20,543,411	—	—

See Notes to Financial Statements.

PGIM Jennison Blend Fund    21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Food & Staples Retailing	$17,731,984	$—	$—
Food Products	10,095,678	—	—
Gas Utilities	1,836,672	—	—
Health Care Equipment & Supplies	18,442,287	—	—
Health Care Providers & Services	16,425,737	—	—
Health Care Technology	3,626,085	—	—
Hotels, Restaurants & Leisure	26,443,542	—	—
Household Durables	6,757,555	—	—
Household Products	6,455,691	—	—
Independent Power & Renewable Electricity Producers	2,903,844	—	—
Insurance	26,633,234	—	—
Interactive Media & Services	23,309,458	—	—
Internet & Direct Marketing Retail	25,905,825	—	—
IT Services	28,905,890	3,200,557	—
Leisure Products	3,048,685	—	—
Life Sciences Tools & Service s	17,554,665	—	—
Machinery	25,733,427	—	—
Marine	2,656,991	—	—
Media	2,349,587	—	—
Metals & Mining	4,919,983	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,975,925	—	—
Multi-Utilities	7,388,418	—	—
Oil, Gas & Consumable Fuels	35,312,972	—	—
Personal Products	7,274,613	4,052,338	—
Pharmaceuticals	51,193,908	—	—
Professional Services	7,999,747	—	—
Real Estate Management & Development	1,894,960	—	—
Road & Rail	13,426,601	—	—
Semiconductors & Semiconductor Equipment	49,906,448	—	—
Software	70,304,352	—	—
Specialty Retail	10,960,114	—	—
Technology Hardware, Storage & Peripherals	30,678,326	—	—
Textiles, Apparel & Luxury Goods	11,059,835	9,891,131	—
Thrifts & Mortgage Finance	3,022,075	—	—
Trading Companies & Distributors	5,264,712	—	—
Wireless Telecommunication Services	8,652,506	—	—
Preferred Stock
Automobiles	—	1,973,783	—
Short-Term Investments
Affiliated Mutual Fund	61,746,898	—	—
Unaffiliated Fund	13,994,070	—	—

Total	$914,736,577	$24,910,899	$—

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2023 were as follows:

Software	8.0%
Affiliated Mutual Fund (7.0% represents investments purchased with collateral from securities on loan)	7.0
Banks	6.1
Pharmaceuticals	5.8
Semiconductors & Semiconductor Equipment	5.7
Oil, Gas & Consumable Fuels	4.0
IT Services	3.6
Biotechnology	3.5
Technology Hardware, Storage & Peripherals	3.5
Insurance	3.0
Hotels, Restaurants & Leisure	3.0
Internet & Direct Marketing Retail	2.9
Machinery	2.9
Interactive Media & Services	2.6
Capital Markets	2.6
Textiles, Apparel & Luxury Goods	2.4
Equity Real Estate Investment Trusts (REITs)	2.3
Automobiles	2.1
Health Care Equipment & Supplies	2.1
Energy Equipment & Services	2.1
Aerospace & Defense	2.0
Food & Staples Retailing	2.0
Life Sciences Tools & Services	2.0
Health Care Providers & Services	1.9
Unaffiliated Fund	1.6
Road & Rail	1.5
Chemicals	1.4
Personal Products	1.3
Specialty Retail	1.2
Building Products	1.2
Food Products	1.1
Wireless Telecommunication Services	1.0
Professional Services	0.9

Multi-Utilities	0.8%
Household Durables	0.8
Household Products	0.7
Auto Components	0.6
Communications Equipment	0.6
Trading Companies & Distributors	0.6
Electric Utilities	0.6
Electronic Equipment, Instruments & Components	0.6
Mortgage Real Estate Investment Trusts (REITs)	0.6
Metals & Mining	0.6
Beverages	0.6
Entertainment	0.5
Commercial Services & Supplies	0.4
Health Care Technology	0.4
Construction Materials	0.4
Construction & Engineering	0.4
Leisure Products	0.3
Thrifts & Mortgage Finance	0.3
Independent Power & Renewable Electricity Producers	0.3
Marine	0.3
Electrical Equipment	0.3
Media	0.3
Real Estate Management & Development	0.2
Diversified Telecommunication Services	0.2
Gas Utilities	0.2
Airlines	0.2
Containers & Packaging	0.2
Air Freight & Logistics	0.1
Consumer Finance	0.1

106.5
Liabilities in excess of other assets	(6.5)

100.0%

See Notes to Financial Statements.

PGIM Jennison Blend Fund    23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$60,141,643	$(60,141,643)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities   (unaudited)

as of February 28, 2023

Assets

Investments at value, including securities on loan of $60,141,643:
Unaffiliated investments (cost $637,716,606)	$877,900,578
Affiliated investments (cost $61,682,548)	61,746,898
Cash	145,846
Foreign currency, at value (cost $8)	8
Receivable for investments sold	25,220,848
Dividends receivable	1,036,676
Receivable for Fund shares sold	268,016
Tax reclaim receivable	54,683
Prepaid expenses and other assets	3,548

Total Assets	966,377,101

Liabilities

Payable to broker for collateral for securities on loan	61,389,026
Payable for investments purchased	20,968,394
Payable for Fund shares purchased	543,511
Accrued expenses and other liabilities	498,678
Management fee payable	338,744
Distribution fee payable	203,255
Affiliated transfer agent fee payable	168,392
Directors’ fees payable	881

Total Liabilities	84,110,881

Net Assets	$882,266,220

Net assets were comprised of:
Common stock, at par	$462,836
Paid-in capital in excess of par	638,871,562
Total distributable earnings (loss)	242,931,822

Net assets, February 28, 2023	$882,266,220

See Notes to Financial Statements.

PGIM Jennison Blend Fund    25

Statement of Assets and Liabilities   (unaudited)

as of February 28, 2023

Class A

Net asset value and redemption price per share,
($842,900,888 ÷ 44,164,464 shares of common stock issued and outstanding)	$19.09
Maximum sales charge (5.50% of offering price)	1.11

Maximum offering price to public	$20.20

Class C

Net asset value, offering price and redemption price per share,
($5,076,225 ÷ 332,265 shares of common stock issued and outstanding)	$15.28

Class Z

Net asset value, offering price and redemption price per share,
($34,087,417 ÷ 1,776,316 shares of common stock issued and outstanding)	$19.19

Class R6

Net asset value, offering price and redemption price per share,
($201,690 ÷ 10,510 shares of common stock issued and outstanding)	$19.19

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $32,544 foreign withholding tax)	$6,599,791
Income from securities lending, net (including affiliated income of $99,576)	103,519

Total income	6,703,310

Expenses
Management fee	2,141,751
Distribution fee(a)	1,279,821
Transfer agent’s fees and expenses (including affiliated expense of $402,257)(a)	656,339
Custodian and accounting fees	45,012
Registration fees(a)	30,499
Shareholders’ reports	28,139
Professional fees	12,797
Audit fee	11,802
Directors’ fees	10,741
Miscellaneous	15,344

Total expenses	4,232,245
Less: Fee waiver and/or expense reimbursement(a)	(5,463)

Net expenses	4,226,782

Net investment income (loss)	2,476,528

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $19,019)	3,804,635
Foreign currency transactions	(1,249)

3,803,386

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $20,579)	10,381,956
Foreign currencies	3,062

10,385,018

Net gain (loss) on investment and foreign currency transactions	14,188,404

Net Increase (Decrease) In Net Assets Resulting From Operations	$16,664,932

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	1,252,953	26,868	—	—
Transfer agent’s fees and expenses	628,626	6,881	20,719	113
Registration fees	11,316	7,329	5,903	5,951
Fee waiver and/or expense reimbursement	—	—	—	(5,463)

See Notes to Financial Statements.

PGIM Jennison Blend Fund    27

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,476,528	$2,822,134
Net realized gain (loss) on investment and foreign currency transactions	3,803,386	28,129,400
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,385,018	(278,382,313)

Net increase (decrease) in net assets resulting from operations	16,664,932	(247,430,779)

Dividends and Distributions
Distributions from distributable earnings
Class A	(15,493,592)	(192,656,134)
Class C	(106,867)	(1,332,737)
Class Z	(756,643)	(7,847,962)
Class R6	(13,340)	(197,591)

	(16,370,442)	(202,034,424)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,632,339	20,666,445
Net asset value of shares issued in reinvestment of dividends and distributions	16,115,720	198,619,251
Cost of shares purchased	(53,356,840)	(115,053,743)

Net increase (decrease) in net assets from Fund share transactions	(32,608,781)	104,231,953

Total increase (decrease)	(32,314,291)	(345,233,250)

Net Assets:

Beginning of period	914,580,511	1,259,813,761

End of period	$882,266,220	$914,580,511

See Notes to Financial Statements.

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended February 28, 2023		Year Ended August 31,
			2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.07		$28.66	$22.84		$19.81	$23.31	$21.09
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.06	(-	)(b)(c)	0.07	0.09	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(4.98)	7.70		4.36	(1.39)	4.07
Total from investment operations	0.37		(4.92)	7.70		4.43	(1.30)	4.15
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		-	(0.08)		(0.10)	(0.09)	(0.02)
Distributions from net realized gains	(0.29)		(4.67)	(1.80)		(1.30)	(2.11)	(1.91)
Total dividends and distributions	(0.35)		(4.67)	(1.88)		(1.40)	(2.20)	(1.93)
Net asset value, end of period	$19.09		$19.07	$28.66		$22.84	$19.81	$23.31
Total Return(d):	1.99%		(20.65)%	35.59%		23.38%	(4.69)%	20.90%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$843		$872	$1,205		$966	$869	$998
Average net assets (in millions)	$842		$1,049	$1,082		$860	$889	$960
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.97	%(f)	0.94%	0.92%		0.96%	0.96%	0.93%
Expenses before waivers and/or expense reimbursement	0.97	%(f)	0.94%	0.92%		0.96%	0.96%	0.93%
Net investment income (loss)	0.56	%(f)	0.25%	(-	)%(c)	0.37%	0.43%	0.36%
Portfolio turnover rate(g)	23%		42%	70%		66%	50%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund    29

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2023		Year Ended August 31,
			2022		2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.36		$24.19		$19.67		$17.32	$20.77	$19.10
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(b)	(0.15	)(b)	(0.22	)(b)	(0.11)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		(4.01)		6.54		3.76	(1.26)	3.66
Total from investment operations	0.21		(4.16)		6.32		3.65	(1.34)	3.58
Less Dividends and Distributions:
Distributions from net realized gains	(0.29)		(4.67)		(1.80)		(1.30)	(2.11)	(1.91)
Net asset value, end of period	$15.28		$15.36		$24.19		$19.67	$17.32	$20.77
Total Return(c):	1.42%		(21.43)%		34.16%		22.08%	(5.60)%	19.99%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5		$6		$6		$6	$6	$20
Average net assets (in millions)	$5		$6		$6		$6	$14	$20
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.05	%(e)	1.97%		1.95%		2.01%	1.81%	1.70%
Expenses before waivers and/or expense reimbursement	2.05	%(e)	1.97%		1.95%		2.01%	1.81%	1.70%
Net investment income (loss)	(0.51	)%(e)	(0.78)%		(1.03)%		(0.67)%	(0.46)%	(0.41)%
Portfolio turnover rate(f)	23%		42%		70%		66%	50%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.21		$28.77	$22.91	$19.87	$23.38	$21.13
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.13	0.07	0.13	0.14	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(5.01)	7.72	4.37	(1.39)	4.08
Total from investment operations	0.40		(4.88)	7.79	4.50	(1.25)	4.22
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.01)	(0.13)	(0.16)	(0.15)	(0.06)
Distributions from net realized gains	(0.29)		(4.67)	(1.80)	(1.30)	(2.11)	(1.91)
Total dividends and distributions	(0.42)		(4.68)	(1.93)	(1.46)	(2.26)	(1.97)
Net asset value, end of period	$19.19		$19.21	$28.77	$22.91	$19.87	$23.38
Total Return(b):	2.13%		(20.41)%	35.96%	23.68%	(4.42)%	21.24%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34		$36	$48	$35	$30	$36
Average net assets (in millions)	$35		$43	$41	$31	$31	$34
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.64%	0.63%	0.68%	0.69%	0.66%
Expenses before waivers and/or expense reimbursement	0.67	%(d)	0.64%	0.63%	0.68%	0.69%	0.66%
Net investment income (loss)	0.86	%(d)	0.55%	0.28%	0.65%	0.70%	0.64%
Portfolio turnover rate(e)	23%		42%	70%	66%	50%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund    31

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,						October 26, 2017(a) through August 31,
			Year Ended August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.21		$28.77	$22.91	$19.87	$23.38	$21.85
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.13	0.05	0.13	0.14	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(5.01)	7.74	4.37	(1.39)	3.37
Total from investment operations	0.40		(4.88)	7.79	4.50	(1.25)	3.50
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.01)	(0.13)	(0.16)	(0.15)	(0.06)
Distributions from net realized gains	(0.29)		(4.67)	(1.80)	(1.30)	(2.11)	(1.91)
Total dividends and distributions	(0.42)		(4.68)	(1.93)	(1.46)	(2.26)	(1.97)
Net asset value, end of period	$19.19		$19.21	$28.77	$22.91	$19.87	$23.38
Total Return(c):	2.13%		(20.41)%	35.96%	23.69%	(4.42)%	17.25%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$202		$1,215	$1,202	$14	$11	$12
Average net assets (in thousands)	$780		$1,212	$324	$12	$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.67	%(e)	0.64%	0.63%	0.68%	0.68%	0.66	%(e)
Expenses before waivers and/or expense reimbursement	2.08	%(e)	1.49%	5.61%	130.02%	165.48%	218.39	%(e)
Net investment income (loss)	0.90	%(e)	0.56%	0.17%	0.65%	0.71%	0.68	%(e)
Portfolio turnover rate(f)	23%		42%	70%	66%	50%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Jennison Blend Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Blend Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Blend Fund    33

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Blend Fund    35

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Blend Fund    37

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% of average daily net assets to $500 million;	0.49%

0.475% of average daily net assets over $500 million to $1 billion;

0.45% of average daily net assets in excess of $1 billion

The Manager has contractually agreed, through December 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

Z	—

R6	0.68

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 28, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$62,851	$—

C	—	1,293

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

PGIM Jennison Blend Fund    39

Notes to Financial Statements  (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$196,618,093	$245,817,562

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$61,111,430	$466,895,959	$466,300,089	$20,579	$19,019	$61,746,898	61,765,428	$99,576(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$702,911,412	$276,586,645	$(39,850,581)	$236,736,064

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 1,000,000,000 shares of common stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	200,000,000

B	5,000,000

C	25,000,000

Z	340,000,000

T	100,000,000

R6	330,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	798	7.6%

PGIM Jennison Blend Fund    41

Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	2	31.2

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2023:
Shares sold	189,150	$3,567,844
Shares issued in reinvestment of dividends and distributions	824,769	15,249,974
Shares purchased	(2,533,402)	(47,431,278)
Net increase (decrease) in shares outstanding before conversion	(1,519,483)	(28,613,460)
Shares issued upon conversion from other share class(es)	11,496	216,862
Shares purchased upon conversion into other share class(es)	(60,024)	(1,134,661)
Net increase (decrease) in shares outstanding	(1,568,011)	$(29,531,259)

Year ended August 31, 2022:
Shares sold	741,476	$17,229,504
Shares issued in reinvestment of dividends and distributions	7,805,235	189,355,008
Shares purchased	(4,638,896)	(105,525,991)
Net increase (decrease) in shares outstanding before conversion	3,907,815	101,058,521
Shares issued upon conversion from other share class(es)	12,353	271,509
Shares purchased upon conversion into other share class(es)	(221,301)	(5,108,394)
Net increase (decrease) in shares outstanding	3,698,867	$96,221,636

Class C
Six months ended February 28, 2023:
Shares sold	26,777	$406,907
Shares issued in reinvestment of dividends and distributions	7,204	106,841
Shares purchased	(52,208)	(779,432)
Net increase (decrease) in shares outstanding before conversion	(18,227)	(265,684)
Shares purchased upon conversion into other share class(es)	(13,227)	(200,654)
Net increase (decrease) in shares outstanding	(31,454)	$(466,338)

Share Class	Shares	Amount

Year ended August 31, 2022:
Shares sold	97,873	$1,816,039
Shares issued in reinvestment of dividends and distributions	67,692	1,332,185
Shares purchased	(56,740)	(981,202)
Net increase (decrease) in shares outstanding before conversion	108,825	2,167,022
Shares purchased upon conversion into other share class(es)	(13,139)	(238,320)
Net increase (decrease) in shares outstanding	95,686	$1,928,702

Class Z
Six months ended February 28, 2023:
Shares sold	31,041	$585,045
Shares issued in reinvestment of dividends and distributions	40,127	745,565
Shares purchased	(209,348)	(3,941,583)
Net increase (decrease) in shares outstanding before conversion	(138,180)	(2,610,973)
Shares issued upon conversion from other share class(es)	56,141	1,068,453
Shares purchased upon conversion into other share class(es)	(2,803)	(53,571)
Net increase (decrease) in shares outstanding	(84,842)	$(1,596,091)

Year ended August 31, 2022:
Shares sold	44,715	$1,016,875
Shares issued in reinvestment of dividends and distributions	317,116	7,734,467
Shares purchased	(371,982)	(8,191,970)
Net increase (decrease) in shares outstanding before conversion	(10,151)	559,372
Shares issued upon conversion from other share class(es)	220,038	5,108,394
Shares purchased upon conversion into other share class(es)	(3,107)	(73,955)
Net increase (decrease) in shares outstanding	206,780	$5,593,811

Class R6
Six months ended February 28, 2023:
Shares sold	3,862	$72,543
Shares issued in reinvestment of dividends and distributions	718	13,340
Shares purchased	(62,699)	(1,204,547)
Net increase (decrease) in shares outstanding before conversion	(58,119)	(1,118,664)
Shares issued upon conversion from other share class(es)	5,402	103,571
Net increase (decrease) in shares outstanding	(52,717)	$(1,015,093)

Year ended August 31, 2022:
Shares sold	27,164	$604,027
Shares issued in reinvestment of dividends and distributions	8,101	197,591
Shares purchased	(15,233)	(354,580)
Net increase (decrease) in shares outstanding before conversion	20,032	447,038
Shares issued upon conversion from other share class(es)	1,433	40,766
Net increase (decrease) in shares outstanding	21,465	$487,804

PGIM Jennison Blend Fund    43

Notes to Financial Statements  (unaudited) (continued)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/30/2022 -9/28/2023	10/1/2021 –9/29/2022

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

PGIM Jennison Blend Fund    45

Notes to Financial Statements  (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

PGIM Jennison Blend Fund    47

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Blend Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON BLEND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PBQAX	PRECX	PEQZX	PBQQX

CUSIP	74441T108	74441T306	74441T405	74441T603

MF101E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13– Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as

Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as

Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2023